CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 101,060	$ 72,253
Restricted cash	5,880	2,818
Accounts receivable, net	21,359	10,652
Inventories	9,809	11,040
Prepaid expenses	1,769	1,079
Due from related parties	32,131	19,007
Vessels held for sale		6,264
Other current assets	3,638	4,457
Total current assets	175,646	127,570
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $754,916 (2015: $690,794)	3,384,191	3,446,323
Deferred charges, net	8,715	4,751
Investments in affiliates	15,500	11,289
Other non-current assets	74,242	72,188
Total non-current assets	3,482,648	3,534,551
Total assets	3,658,294	3,662,121
CURRENT LIABILITIES
Accounts payable	11,937	12,971
Accrued liabilities	14,628	14,014
Current portion of long-term debt	272,408	269,979
Unearned revenue	11,624	9,853
Other current liabilities	3,184	5,328
Total current liabilities	313,781	312,145
LONG-TERM LIABILITIES
Long-term debt, net	2,376,004	2,470,417
Unearned revenue, net of current portion	21,465	24,426
Other long-term liabilities	14,174	13,219
Total long-term liabilities	2,411,643	2,508,062
Total liabilities	2,725,424	2,820,207
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2016 and December 31, 2015)
Common stock (par value $0.01, 750,000,000 common shares authorized as of June 30, 2016 and December 31, 2015. 109,799,352 and 109,781,744 issued and outstanding as of June 30, 2016 and December 31, 2015, respectively)	1,098	1,098
Additional paid-in capital	546,822	546,822
Accumulated other comprehensive loss	(100,894)	(103,081)
Retained earnings	485,844	397,075
Total stockholders' equity	932,870	841,914
Total liabilities and stockholders' equity	$ 3,658,294	$ 3,662,121